Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222712
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2035 Fund
Class Name	Investor Class
Trading Symbol	TBLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2035 Fund - Investor Class	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,240	10,233	10,189
11/30/21	10,060	10,276	10,046
2/28/22	9,696	9,799	9,764
5/31/22	9,098	9,197	9,261
8/31/22	8,672	8,874	8,851
11/30/22	8,946	9,166	9,090
2/28/23	8,932	9,008	9,146
5/31/23	9,118	9,384	9,312
8/31/23	9,616	10,183	9,744
11/30/23	9,688	10,322	9,832
2/29/24	10,533	11,585	10,578
5/31/24	10,860	11,972	10,870
8/31/24	11,462	12,846	11,483
11/30/24	11,843	13,881	11,743
2/28/25	11,793	13,616	11,760
5/31/25	11,933	13,543	11,984
8/31/25	12,742	14,881	12,764
11/30/25	13,334	15,767	13,310
2/28/26	14,079	15,933	13,969
5/31/26	14,653	17,530	14,583

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2035 Fund (Investor Class)	22.80%	8.20%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.09

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,000,585,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,271,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,000,585 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	53.9%
International Equity Funds	21.7
Domestic Bond Funds	15.5
International Bond Funds	7.7
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	22.1%
T. Rowe Price International Equity Index Fund	10.4
T. Rowe Price QM U.S. Bond Index Fund	9.3
T. Rowe Price Growth Stock Fund	8.9
T. Rowe Price Value Fund	8.7
T. Rowe Price Real Assets Fund	4.6
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price International Bond Fund (USD Hedged)	3.7
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.0
T. Rowe Price Emerging Markets Discovery Stock Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222713
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2035 Fund
Class Name	I Class
Trading Symbol	TBLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2035 Fund - I Class	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	512,000	511,655	509,441
11/30/21	503,500	513,804	502,283
2/28/22	485,244	489,956	488,196
5/31/22	455,804	459,835	463,046
8/31/22	434,486	443,697	442,537
11/30/22	448,191	458,300	454,475
2/28/23	447,873	450,402	457,295
5/31/23	457,226	469,191	465,616
8/31/23	482,165	509,175	487,196
11/30/23	486,322	516,085	491,586
2/29/24	528,988	579,226	528,891
5/31/24	545,436	598,608	543,519
8/31/24	576,209	642,295	574,172
11/30/24	595,310	694,059	587,163
2/28/25	593,153	680,784	587,995
5/31/25	600,202	677,135	599,200
8/31/25	641,408	744,034	638,208
11/30/25	671,228	788,368	665,499
2/28/26	708,698	796,629	698,461
5/31/26	738,760	876,519	729,147

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2035 Fund (I Class)	23.09%	8.39%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.09

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,000,585,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,271,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,000,585 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	53.9%
International Equity Funds	21.7
Domestic Bond Funds	15.5
International Bond Funds	7.7
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	22.1%
T. Rowe Price International Equity Index Fund	10.4
T. Rowe Price QM U.S. Bond Index Fund	9.3
T. Rowe Price Growth Stock Fund	8.9
T. Rowe Price Value Fund	8.7
T. Rowe Price Real Assets Fund	4.6
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price International Bond Fund (USD Hedged)	3.7
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.0
T. Rowe Price Emerging Markets Discovery Stock Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless